FPA New Income Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES — 93.3%
	ASSET-BACKED SECURITIES — 30.6%
	AUTO — 7.2%
	Ally Auto Receivables Trust
$8,996,000	Series 2023-1, Class A4, 5.270%, 11/15/2028	$9,148,999
	BMW Vehicle Owner Trust
6,776,000	Series 2023-A, Class A4, 5.250%, 11/26/2029	6,886,221
	CarMax Auto Owner Trust
21,176,000	Series 2023-2, Class A4, 5.010%, 11/15/2028	21,401,603
10,892,000	Series 2023-1, Class A4, 4.650%, 1/16/2029	10,938,989
20,637,000	Series 2023-3, Class A4, 5.260%, 2/15/2029	20,979,116
	Ford Credit Auto Owner Trust
14,487,000	Series 2023-A, Class A4, 4.560%, 12/15/2028	14,559,394
7,137,000	Series 2023-B, Class A4, 5.060%, 2/15/2029	7,217,231
	GM Financial Consumer Automobile Receivables Trust
15,767,000	Series 2023-1, Class A4, 4.590%, 7/17/2028	15,807,168
13,758,000	Series 2023-3, Class A4, 5.340%, 12/18/2028	13,954,807
	GM Financial Revolving Receivables Trust
38,305,000	Series 2021-1, Class A, 1.170%, 6/12/2034(a)	36,879,491
49,942,000	Series 2023-1, Class A, 5.120%, 4/11/2035(a)	51,209,927
12,704,000	Series 2023-2, Class A, 5.770%, 8/11/2036(a)	13,274,571
64,237,000	Series 2024-1, Class A, 4.980%, 12/11/2036(a)	65,756,533
	Hyundai Auto Receivables Trust
10,743,000	Series 2023-B, Class A4, 5.310%, 8/15/2029	10,920,236
	Mercedes-Benz Auto Receivables Trust
10,006,000	Series 2023-1, Class A4, 4.310%, 4/16/2029	10,020,067
8,831,000	Series 2024-1, Class A4, 4.790%, 7/15/2031	8,944,476
	Nissan Auto Receivables Owner Trust
13,366,000	Series 2022-B, Class A4, 4.450%, 11/15/2029	13,375,275
15,538,000	Series 2023-A, Class A4, 4.850%, 6/17/2030	15,615,884
	Porsche Financial Auto Securitization Trust
17,279,000	Series 2023-1A, Class A4, 4.720%, 6/23/2031(a)	17,364,512
	SFS Auto Receivables Securitization Trust
8,951,000	Series 2023-1A, Class A4, 5.470%, 12/20/2029(a)	9,110,873
	Toyota Auto Loan Extended Note Trust
54,519,000	Series 2022-1A, Class A, 3.820%, 4/25/2035(a)	54,135,497
43,813,000	Series 2023-1A, Class A, 4.930%, 6/25/2036(a)	44,744,714
56,286,000	Series 2024-1A, Class A, 5.160%, 11/25/2036(a)	57,963,013
	Toyota Auto Receivables Owner Trust
16,189,000	Series 2023-A, Class A4, 4.420%, 8/15/2028	16,227,370
19,879,000	Series 2023-B, Class A4, 4.660%, 9/15/2028	20,009,102
25,523,000	Series 2023-C, Class A4, 5.010%, 2/15/2029	25,856,935
	Volkswagen Auto Loan Enhanced Trust
11,637,000	Series 2023-1, Class A4, 5.010%, 1/22/2030	11,786,466
	World Omni Auto Receivables Trust
14,612,000	Series 2023-A, Class A4, 4.660%, 5/15/2029	14,686,729

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES (Continued) ASSET-BACKED SECURITIES (Continued)
	AUTO (Continued)
$21,627,000	Series 2023-B, Class A4, 4.680%, 5/15/2029	$21,690,921
10,417,000	Series 2023-C, Class A4, 5.030%, 11/15/2029	10,548,093
		651,014,213

	COLLATERALIZED LOAN OBLIGATION — 3.5%
	Cerberus Loan Funding LLC
10,299,000	Series 2023-1A, Class A, 6.656% (3-Month Term SOFR+240 basis points), 3/22/2035(a),(b)	10,308,146
51,840,000	Series 2023-2A, Class A1, 6.806% (3-Month Term SOFR+255 basis points), 7/15/2035(a),(b)	52,720,658
52,569,000	Series 2023-4A, Class A, 6.681% (3-Month Term SOFR+242.5 basis points), 10/15/2035(a),(b)	53,080,496
	Fortress Credit Opportunities Ltd.
118,776,000	Series 2017-9A, Class A1TR, 6.068% (3-Month Term SOFR+181.161 basis points), 10/15/2033(a),(b)	118,831,943
	Golub Capital Partners Ltd.
43,478,000	Series 2023-67A, Class A1, 6.798% (3-Month Term SOFR+250 basis points), 5/9/2036(a),(b)	43,534,304
41,996,000	Series 2019-46A, Class A1R, 6.080% (3-Month Term SOFR+181 basis points), 4/20/2037(a),(b)	42,123,080
		320,598,627
	EQUIPMENT — 12.0%
	Avis Budget Rental Car Funding AESOP LLC
4,211,000	Series 2021-2A, Class A, 1.660%, 2/20/2028(a)	4,044,811
13,136,000	Series 2023-1A, Class A, 5.250%, 4/20/2029(a)	13,394,017
38,251,000	Series 2023-4A, Class A, 5.490%, 6/20/2029(a)	39,295,294
48,017,000	Series 2023-6A, Class A, 5.810%, 12/20/2029(a)	49,889,269
34,038,000	Series 2023-8A, Class A, 6.020%, 2/20/2030(a)	35,591,668
14,768,000	Series 2024-1A, Class A, 5.360%, 6/20/2030(a)	15,147,747
57,519,000	Series 2024-3A, Class A, 5.230%, 12/20/2030(a)	58,709,718
	CNH Equipment Trust
7,414,000	Series 2022-B, Class A4, 3.910%, 3/15/2028	7,373,030
6,738,000	Series 2023-A, Class A4, 4.770%, 10/15/2030	6,830,503
17,009,000	Series 2023-B, Class A4, 5.460%, 3/17/2031	17,515,829
	Coinstar Funding LLC
11,799,920	Series 2017-1A, Class A2, 5.216%, 4/25/2047(a)	10,931,438
	Enterprise Fleet Financing LLC
37,963,000	Series 2023-2, Class A3, 5.500%, 4/22/2030(a)	38,481,271
34,823,000	Series 2023-3, Class A3, 6.410%, 6/20/2030(a)	36,141,991
11,576,000	Series 2024-4, Class A4, 4.700%, 6/20/2031(a)	11,667,039
	Ford Credit Floorplan Master Owner Trust A
83,977,000	Series 2018-4, Class A, 4.060%, 11/15/2030	83,483,854

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	EQUIPMENT (Continued)
$46,054,000	Series 2024-2, Class A, 5.240%, 4/15/2031(a)	$47,563,494
27,030,000	Series 2024-4, Class A, 4.400%, 9/15/2031(a)	26,845,607
	GMF Floorplan Owner Revolving Trust
18,848,000	Series 2023-2, Class A, 5.340%, 6/15/2030(a)	19,293,120
46,933,000	Series 2024-2A, Class A, 5.060%, 3/15/2031(a)	48,093,949
	GreatAmerica Leasing Receivables Funding LLC
16,501,000	Series 2023-1, Class A4, 5.060%, 3/15/2030(a)	16,678,435
	Hertz Vehicle Financing LLC
44,631,000	Series 2021-2A, Class A, 1.680%, 12/27/2027(a)	42,913,568
38,642,000	Series 2022-2A, Class A, 2.330%, 6/26/2028(a)	37,108,403
72,333,000	Series 2022-5A, Class A, 3.890%, 9/25/2028(a)	71,274,399
	John Deere Owner Trust
15,675,000	Series 2023-A, Class A4, 5.010%, 12/17/2029	15,806,415
11,706,000	Series 2023-B, Class A4, 5.110%, 5/15/2030	11,836,247
15,742,000	Series 2023-C, Class A4, 5.390%, 8/15/2030	16,085,890
	Kubota Credit Owner Trust
12,897,000	Series 2023-2A, Class A4, 5.230%, 6/15/2028(a)	13,115,425
9,456,000	Series 2023-1A, Class A4, 5.070%, 2/15/2029(a)	9,554,750
	M&T Equipment Notes
9,785,000	Series 2023-1A, Class A4, 5.750%, 7/15/2030(a)	9,948,706
17,531,000	Series 2024-1A, Class A4, 4.940%, 8/18/2031(a)	17,776,157
	MMAF Equipment Finance LLC
24,567,000	Series 2023-A, Class A4, 5.500%, 12/13/2038(a)	25,156,903
7,081,000	Series 2020-A, Class A5, 1.560%, 10/9/2042(a)	6,672,838
24,584,000	Series 2024-A, Class A4, 5.100%, 7/13/2049(a)	25,228,002
	Prop 2017-1A
9,312,513	5.300%, 3/15/2042(c),(d),(e)	8,427,824
	Verizon Master Trust
76,585,000	Series 2023-6, Class A, 5.350%, 9/22/2031(a)	79,355,876
85,708,000	Series 2024-2, Class A, 4.830%, 12/22/2031(a)	87,270,277
31,930,000	Series 2024-7, Class A, 4.350%, 8/20/2032(a)	32,047,314
		1,096,551,078
	OTHER — 7.9%
	ABPCI Direct Lending Fund LLC
22,896,288	Series 2022-2A, Class A1, 6.383% (3-Month Term SOFR+210 basis points), 3/1/2032(a),(b)	22,872,911
	ABPCI Direct Lending Fund Ltd.
24,168,125	Series 2020-1A, Class A, 3.199%, 12/29/2030(a)	23,717,896
	American Tower Trust 1
77,012,000	5.490%, 3/15/2028(a)	77,990,591
	Brazos Securitization LLC
7,993,365	5.014%, 9/1/2031(a)	8,089,307

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES (Continued) ASSET-BACKED SECURITIES (Continued)
	OTHER (Continued)
	Cleco Securitization LLC
$17,342,510	4.016%, 3/1/2031	$17,082,372
	Cologix Data Centers US Issuer LLC
58,068,000	Series 2021-1A, Class A2, 3.300%, 12/26/2051(a)	56,212,094
	Consumers 2023 Securitization Funding LLC
22,847,000	5.210%, 9/1/2031	23,332,499
	DTE Electric Securitization Funding II LLC
25,884,439	5.970%, 3/1/2033	27,049,239
	Elm Trust
1,546,031	Series 2020-3A, Class A2, 2.954%, 8/20/2029(a)	1,533,225
2,267,765	Series 2020-4A, Class A2, 2.286%, 10/20/2029(a)	2,249,755
	Golub Capital Partners Funding Ltd.
9,271,113	Series 2020-1A, Class A2, 3.208%, 1/22/2029(a)	9,218,518
38,677,843	Series 2021-1A, Class A2, 2.773%, 4/20/2029(a)	38,482,134
53,917,551	Series 2021-2A, Class A, 2.943%, 10/19/2029(a)	53,270,971
	Kansas Gas Service Securitization I LLC
43,232,801	5.486%, 8/1/2032	44,698,553
	Monroe Capital Funding Ltd.
24,615,463	Series 2021-1A, Class A2, 2.815%, 4/22/2031(a)	24,342,552
	Oklahoma Development Finance Authority
23,653,102	4.135%, 12/1/2033	23,550,243
8,987,669	4.285%, 2/1/2034	8,868,994
19,954,608	3.877%, 5/1/2037	19,422,972
	PG&E Recovery Funding LLC
33,164,747	5.045%, 7/15/2032	33,537,851
12,226,552	4.838%, 6/1/2033	12,289,556
	PG&E Wildfire Recovery Funding LLC
39,088,202	4.022%, 6/1/2031	38,746,180
	SBA Tower Trust
14,427,000	1.631%, 11/15/2026(a)	13,826,428
17,196,000	2.328%, 1/15/2028(a)	16,182,213
12,423,000	6.599%, 1/15/2028(a)	12,744,721
	SpringCastle America Funding LLC
8,366,072	Series 2020-AA, Class A, 1.970%, 9/25/2037(a)	7,866,926
	Texas Electric Market Stabilization Funding N LLC
11,097,712	4.265%, 8/1/2036(a)	11,018,332
	Texas Natural Gas Securitization Finance Corp.
7,556,544	5.102%, 4/1/2035	7,750,975
	VCP RRL Ltd.
20,325,266	Series 2021-1A, Class A, 2.152%, 10/20/2031(a)	19,562,723
	Virginia Power Fuel Securitization LLC
58,246,000	4.877%, 5/1/2031	58,901,267

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES (Continued) ASSET-BACKED SECURITIES (Continued)
	OTHER (Continued)
	WEPCo Environmental Trust Finance LLC
$8,310,063	Series 2021-1, Class A, 1.578%, 12/15/2035	$7,341,633
		721,753,631
	TOTAL ASSET-BACKED SECURITIES
	(Cost $2,751,699,202)	2,789,917,549
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.7%
	AGENCY — 13.9%
	Federal Home Loan Mortgage Corp.
41,061,276	Series K062, Class A2, 3.413%, 12/25/2026	40,546,138
16,539,000	Series K063, Class A2, 3.430%, 1/25/2027(b)	16,335,774
9,702,802	Series K065, Class A2, 3.243%, 4/25/2027	9,544,866
7,223,000	Series K066, Class A2, 3.117%, 6/25/2027	7,087,483
8,509,735	Series K068, Class A2, 3.244%, 8/25/2027	8,384,633
12,338,034	Series K072, Class A2, 3.444%, 12/25/2027	12,156,613
29,086,020	Series K073, Class A2, 3.350%, 1/25/2028	28,658,223
16,051,256	Series K076, Class A2, 3.900%, 4/25/2028	15,975,603
4,086,000	Series K077, Class A2, 3.850%, 5/25/2028(b)	4,066,733
30,559,000	Series K079, Class A2, 3.926%, 6/25/2028	30,414,923
25,020,308	Series K080, Class A2, 3.926%, 7/25/2028(b)	24,902,390
62,664,000	Series K081, Class A2, 3.900%, 8/25/2028(b)	62,368,627
46,777,000	Series K082, Class A2, 3.920%, 9/25/2028(b)	46,556,503
24,028,000	Series K083, Class A2, 4.050%, 9/25/2028(b)	23,914,746
68,841,723	Series K084, Class A2, 3.780%, 10/25/2028(b)	68,173,029
27,924,000	Series K085, Class A2, 4.060%, 10/25/2028(b)	27,792,403
27,195,714	Series K089, Class A2, 3.563%, 1/25/2029	26,795,456
4,691,000	Series K088, Class A2, 3.690%, 1/25/2029	4,621,957
43,626,000	Series K090, Class A2, 3.422%, 2/25/2029	42,547,430
25,293,822	Series K091, Class A2, 3.505%, 3/25/2029	24,921,413
2,376,000	Series K092, Class A2, 3.298%, 4/25/2029	2,305,360
4,308,455	Series K093, Class A2, 2.982%, 5/25/2029	4,158,791
84,442,000	Series K095, Class A2, 2.785%, 6/25/2029	80,663,854
71,380,000	Series K094, Class A2, 2.903%, 6/25/2029	68,163,581
40,814,000	Series K097, Class A2, 2.508%, 7/25/2029	38,579,319
91,996,000	Series K096, Class A2, 2.519%, 7/25/2029	86,959,155
19,173,000	Series K099, Class A2, 2.595%, 9/25/2029	18,123,150
49,942,000	Series K101, Class A2, 2.524%, 10/25/2029	46,707,606
33,400,000	Series K102, Class A2, 2.537%, 10/25/2029	31,236,949
47,045,000	Series K103, Class A2, 2.651%, 11/25/2029	44,468,581
4,756,000	Series K107, Class A2, 1.639%, 1/25/2030	4,257,660
3,071,000	Series K105, Class A2, 1.872%, 1/25/2030	2,779,925
11,740,000	Series K106, Class A2, 2.069%, 1/25/2030	10,744,679
16,200,000	Series K104, Class A2, 2.253%, 1/25/2030	14,988,689

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal
Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY (Continued)
$9,186,000	Series K108, Class A2, 1.517%, 3/25/2030	$8,223,413
61,806,000	Series K751, Class A2, 4.412%, 3/25/2030	62,284,687
17,591,000	Series K109, Class A2, 1.558%, 4/25/2030	15,747,556
22,485,000	Series K151, Class A3, 3.511%, 4/25/2030	21,817,791
1,742,000	Series K111, Class A2, 1.350%, 5/25/2030	1,524,590
9,465,000	Series K114, Class A2, 1.366%, 6/25/2030	8,283,601
3,768,000	Series K116, Class A2, 1.378%, 7/25/2030	3,297,669
18,741,000	Series K752, Class A2, 4.284%, 7/25/2030	18,779,170
61,809,000	Series K117, Class A2, 1.406%, 8/25/2030	53,784,214
15,691,000	Series K120, Class A2, 1.500%, 10/25/2030	13,732,092
75,127,967	Series K754, Class A2, 4.940%, 11/25/2030(b)	77,346,075
		1,264,723,100
	AGENCY STRIPPED — 0.3%
	Government National Mortgage Association
9,429,908	Series 2014-77, Class IO, 0.526%, 12/16/2047(b)	74,019
13,886,322	Series 2012-150, Class IO, 0.438%, 11/16/2052(b)	200,169
13,717,958	Series 2012-114, Class IO, 0.630%, 1/16/2053(b)	197,539
33,239,750	Series 2012-125, Class IO, 0.174%, 2/16/2053(b)	224,109
33,674,393	Series 2012-79, Class IO, 0.350%, 3/16/2053(b)	392,000
17,579,555	Series 2013-45, Class IO, 0.058%, 12/16/2053(b)	5,687
6,500,506	Series 2013-125, Class IO, 0.246%, 10/16/2054(b)	95,568
23,696,017	Series 2014-157, Class IO, 0.185%, 5/16/2055(b)	137,892
26,635,538	Series 2014-153, Class IO, 0.320%, 4/16/2056(b)	282,976
48,745,316	Series 2014-175, Class IO, 0.463%, 4/16/2056(b)	655,049
4,819,597	Series 2014-138, Class IO, 0.511%, 4/16/2056(b)	80,139
62,999,198	Series 2014-187, Class IO, 0.617%, 5/16/2056(b)	1,313,741
5,316,773	Series 2015-41, Class IO, 0.169%, 9/16/2056(b)	31,510
1,365,135	Series 2015-108, Class IO, 0.340%, 10/16/2056(b)	8,064
11,137,098	Series 2014-110, Class IO, 0.100%, 1/16/2057(b)	49,980
26,640,924	Series 2015-19, Class IO, 0.293%, 1/16/2057(b)	346,830
9,857,690	Series 2015-7, Class IO, 0.488%, 1/16/2057(b)	191,130
43,130,328	Series 2015-169, Class IO, 0.250%, 7/16/2057(b)	440,632
7,418,107	Series 2015-150, Class IO, 0.366%, 9/16/2057(b)	116,290
33,793,786	Series 2016-125, Class IO, 0.854%, 12/16/2057(b)	1,171,208
24,532,523	Series 2016-65, Class IO, 0.460%, 1/16/2058(b)	527,660
80,984,095	Series 2016-106, Class IO, 0.970%, 9/16/2058(b)	3,419,108
38,801,393	Series 2020-43, Class IO, 1.262%, 11/16/2061(b)	2,785,797
52,124,793	Series 2020-71, Class IO, 1.101%, 1/16/2062(b)	3,359,323
96,954,639	Series 2020-75, Class IO, 0.870%, 2/16/2062(b)	5,360,467
122,038,827	Series 2020-42, Class IO, 0.938%, 3/16/2062(b)	7,047,181
		28,514,068

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal
Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY — 2.5%
	A10 Bridge Asset Financing LLC
$—	Series 2021-D, Class A1FX, 2.589%, 10/1/2038(a)	$—
	BBCMS Trust
6,041,826	Series 2015-SRCH, Class A1, 3.312%, 8/10/2035(a)	5,913,662
	Benchmark Mortgage Trust
17,340,000	Series 2024-V11, Class A3, 5.909%, 11/15/2057(b)	18,151,892
	BMO Mortgage Trust
17,350,000	Series 2024-5C7, Class A3, 5.566%, 11/15/2057(b)	17,874,917
8,363,000	Series 2024-5C8, Class A3, 5.625%, 12/15/2057(b)	8,649,959
	BX Commercial Mortgage Trust
27,999,133	Series 2021-VOLT, Class E, 6.426% (1-Month Term SOFR+211.448 basis points), 9/15/2036(a),(b)	27,867,878
	Progress Residential Trust
13,309,000	Series 2024-SFR5, Class A, 3.000%, 8/9/2029(a)	12,528,221
16,479,000	Series 2025-SFR3, Class A, 3.390%, 7/17/2030(a)	15,486,989
13,662,951	Series 2021-SFR11, Class A, 2.283%, 1/17/2039(a)	12,804,797
48,608,873	Series 2021-SFR10, Class A, 2.393%, 12/17/2040(a)	46,154,203
16,085,948	Series 2024-SFR3, Class A, 3.000%, 6/17/2041(a)	15,181,144
27,192,217	Series 2024-SFR4, Class A, 3.100%, 7/17/2041(a)	25,728,992
21,978,000	Series 2025-SFR2, Class A, 3.305%, 4/17/2042(a)	20,814,089
		227,156,743
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $1,512,246,781)	1,520,393,911
	CORPORATE BANK DEBT — 0.2%
	Capstone Acquisition Holdings, Inc. Term Loan
19,217,358	8.927% (1-Month Term SOFR+460 basis points), 11/12/2029(c),(d),(e),(f)	19,324,130
	JC Penney Corp., Inc.
26,698,432	5.568% (3-Month USD Libor+425 basis points), 6/23/2027*,(b),(c),(d),(e),(f),(g)	2,670
	Lealand Finance Company B.V. Senior Exit LC
9,783,645	5.250%, 6/30/2027(c),(d),(e),(f),(h),(i),(j)	(1,467,547)
	McDermott Technology Americas, Inc.
351,838	8.441% (1-Month Term SOFR+400 basis points), 12/31/2027(b),(c),(d),(e),(f),(i)	154,808
	TOTAL CORPORATE BANK DEBT
	(Cost $19,279,478)	18,014,061
	CORPORATE BONDS — 2.3%
	COMMUNICATIONS — 0.1%
	Frontier Communications Holdings LLC
5,925,000	5.875%, 10/15/2027(a)	5,917,001
	FINANCIALS — 1.7%
	Apollo Debt Solutions BDC Senior Notes
26,023,000	8.620%, 9/28/2028(c),(d),(e)	26,023,000

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Blue Owl Credit Income Corp.
$22,579,000	7.950%, 6/13/2028	$24,122,264
	Hlend Senior Notes
42,500,000	8.170%, 3/15/2028(c),(d),(e)	42,500,000
	HPS Corporate Lending Fund
24,864,000	6.750%, 1/30/2029	25,675,014
	Oaktree Strategic Credit Fund
27,351,000	8.400%, 11/14/2028	29,497,725
	OCREDIT BDC Senior Notes
12,891,000	7.770%, 3/7/2029(c),(d),(e)	12,891,000
		160,709,003
	HEALTH CARE — 0.5%
	Heartland Dental LLC/Heartland Dental Finance Corp.
40,809,000	10.500% (1-Month Term SOFR+500 basis points), 4/30/2028(a),(e)	43,072,165
	TOTAL CORPORATE BONDS
	(Cost $202,099,037)	209,698,169
	RESIDENTIAL MORTGAGE-BACKED SECURITIES — 29.8%
	AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 0.0%
	Federal National Mortgage Association
182,694	Series 2010-43, Class MK, 5.500%, 5/25/2040	185,193
857,316	Series 2012-144, Class PD, 3.500%, 4/25/2042	839,993
462,452	Series 2013-93, Class PJ, 3.000%, 7/25/2042	445,934
		1,471,120
	AGENCY POOL ADJUSTABLE RATE — 1.7%
	Fannie Mae Pool
2,756,229	1.727% (30-Day SOFR Average+211 basis points), 7/1/2051(b)	2,478,589
23,591,942	1.969% (30-Day SOFR Average+207 basis points), 8/1/2051(b)	21,392,121
1,885,297	1.607% (30-Day SOFR Average+209.4 basis points), 9/1/2051(b)	1,684,711
21,524,858	1.889% (30-Day SOFR Average+233.3 basis points), 4/1/2052(b)	19,342,759
	Freddie Mac Non Gold Pool
8,827,277	1.662% (30-Day SOFR Average+213 basis points), 9/1/2051(b)	7,897,361
10,688,785	2.556% (30-Day SOFR Average+213 basis points), 3/1/2052(b)	9,764,363
7,557,103	2.547% (30-Day SOFR Average+214 basis points), 5/1/2052(b)	6,912,122
75,748,542	2.157% (30-Day SOFR Average+217.8 basis points), 7/1/2052(b)	68,278,024
9,626,207	3.315% (30-Day SOFR Average+222 basis points), 11/1/2052(b)	9,067,481
11,169,052	2.163% (30-Day SOFR Average+217.9 basis points), 5/1/2053(b)	10,069,479
		156,887,010
	AGENCY POOL FIXED RATE — 21.4%
	Fannie Mae Pool
68,292,134	1.500%, 12/1/2035	61,245,636
13,593,429	1.500%, 12/1/2035	12,190,836

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal
Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued) AGENCY POOL FIXED RATE (Continued)
$1,982,919	1.500%, 3/1/2036	$1,770,262
15,560,915	1.000%, 4/1/2036	13,463,334
5,113,844	1.500%, 4/1/2036	4,565,414
16,489,427	1.500%, 4/1/2036	14,721,032
12,010,332	1.500%, 5/1/2036	10,703,527
26,225,003	1.500%, 6/1/2036	23,371,547
5,743,225	1.500%, 6/1/2036	5,118,324
10,200,096	1.500%, 7/1/2036	9,090,257
92,274,174	1.500%, 8/1/2036	82,378,304
6,623,636	1.500%, 8/1/2036	5,898,800
23,886,135	1.000%, 9/1/2036	20,578,691
11,490,882	1.500%, 9/1/2036	10,233,415
27,644,916	1.500%, 10/1/2036	24,602,408
14,798,583	1.000%, 11/1/2036	12,705,045
96,033,022	1.000%, 12/1/2036	82,448,777
135,332,025	1.000%, 3/1/2037	116,188,782
61,311,471	1.500%, 3/1/2037	54,640,372
46,005,885	1.500%, 8/1/2037	40,942,629
11,648,185	2.000%, 6/1/2040	10,082,375
4,329,083	2.000%, 9/1/2040	3,740,729
4,678,842	2.000%, 10/1/2040	4,040,863
3,398,841	1.500%, 11/1/2040	2,833,212
22,299,658	2.000%, 11/1/2040	19,247,258
14,002,126	1.500%, 12/1/2040	11,662,348
16,826,907	2.000%, 12/1/2040	14,513,226
4,792,704	1.500%, 1/1/2041	3,988,676
13,316,593	1.500%, 2/1/2041	11,073,515
15,498,515	1.500%, 5/1/2041	12,850,812
14,896,547	2.500%, 5/1/2041	13,236,519
9,013,640	2.000%, 7/1/2041	7,730,844
60,758,301	2.000%, 9/1/2041	52,426,922
59,257,685	1.500%, 10/1/2041	48,918,606
88,041,643	1.500%, 11/1/2041	72,629,320
6,406,576	1.500%, 12/1/2041	5,280,911
5,927,862	1.500%, 3/1/2042	4,893,382
18,873,092	1.500%, 3/1/2042	15,693,929
29,493,344	1.500%, 3/1/2042	24,387,648
43,821,225	1.500%, 3/1/2042	36,238,514
52,984,827	1.500%, 3/1/2042	43,733,649
21,137,920	2.000%, 8/1/2042	18,099,488
59,279,952	2.000%, 8/1/2042	50,568,200
29,784,396	3.500%, 4/1/2044	27,825,393
39,653,684	4.000%, 6/1/2045	38,351,350

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal
Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued) AGENCY POOL FIXED RATE (Continued)
$8,540,556	4.000%, 7/1/2046	$8,254,594
9,833,423	4.000%, 10/1/2046	9,503,235
5,386,597	4.000%, 10/1/2046	5,209,829
8,132,694	4.000%, 3/1/2048	7,845,313
	Freddie Mac Pool
304,943	2.500%, 8/1/2028	297,903
90,953,510	1.500%, 11/1/2035	81,568,772
6,658,815	1.500%, 11/1/2035	5,971,747
23,717,187	1.500%, 1/1/2036	21,152,311
3,061,295	1.500%, 4/1/2036	2,732,989
5,058,833	1.500%, 5/1/2036	4,508,399
15,224,215	1.500%, 6/1/2036	13,534,416
6,011,066	1.000%, 7/1/2036	5,178,315
27,273,593	1.500%, 8/1/2036	24,288,997
9,018,711	1.000%, 10/1/2036	7,794,179
20,267,269	1.500%, 10/1/2036	18,036,720
61,375,203	1.500%, 10/1/2036	54,793,069
6,014,409	1.500%, 11/1/2036	5,369,399
18,414,759	2.000%, 6/1/2040	15,940,742
4,049,633	2.000%, 8/1/2040	3,500,940
2,909,979	4.000%, 10/1/2040	2,817,023
7,715,082	1.500%, 11/1/2040	6,431,396
2,645,049	4.000%, 11/1/2040	2,561,671
6,034,756	2.000%, 12/1/2040	5,200,969
3,991,507	1.500%, 2/1/2041	3,324,576
33,759,774	1.500%, 3/1/2041	28,049,919
88,881,558	1.500%, 3/1/2041	73,844,345
22,698,598	1.500%, 4/1/2041	18,844,278
77,903,631	1.500%, 5/1/2041	64,634,586
72,360,315	1.500%, 6/1/2041	59,981,354
10,901,740	1.500%, 7/1/2041	9,027,338
6,979,454	2.000%, 8/1/2041	5,983,016
11,542,809	1.500%, 10/1/2041	9,528,948
4,229,689	1.500%, 11/1/2041	3,508,778
16,897,391	1.500%, 11/1/2041	13,939,579
65,018,458	1.500%, 12/1/2041	53,603,616
31,190,350	1.500%, 12/1/2041	25,915,066
5,227,316	1.500%, 1/1/2042	4,325,662
36,734,372	1.500%, 1/1/2042	30,351,345
37,831,777	2.000%, 5/1/2042	32,392,191
25,712,989	2.000%, 8/1/2042	21,988,653

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal
Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued) AGENCY POOL FIXED RATE (Continued)
$19,031,121	2.000%, 8/1/2042	$16,316,716
		1,948,957,975
	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 6.7%
	Citigroup Mortgage Loan Trust
1,704,821	Series 2014-A, Class A, 4.000%, 1/25/2035(a),(b)	1,660,661
	GS Mortgage-Backed Securities Trust
8,839,594	Series 2021-PJ4, Class A8, 2.500%, 9/25/2051(a),(b)	7,883,724
34,125,463	Series 2021-PJ5, Class A8, 2.500%, 10/25/2051(a),(b)	30,430,634
33,667,952	Series 2021-PJ6, Class A8, 2.500%, 11/25/2051(a),(b)	29,953,306
29,567,415	Series 2021-PJ7, Class A8, 2.500%, 1/25/2052(a),(b)	26,260,143
8,710,259	Series 2021-PJ10, Class A8, 2.500%, 3/25/2052(a),(b)	7,720,341
6,247,644	Series 2022-PJ1, Class A8, 2.500%, 5/28/2052(a),(b)	5,519,119
13,871,819	Series 2022-PJ2, Class A24, 3.000%, 6/25/2052(a),(b)	12,571,053
10,692,830	Series 2022-PJ3, Class A22, 2.500%, 8/25/2052(a),(b)	9,456,940
5,527,078	Series 2022-PJ3, Class A24, 3.000%, 8/25/2052(a),(b)	5,001,810
34,556,648	Series 2022-PJ4, Class A22, 2.500%, 9/25/2052(a),(b)	30,517,308
6,455,122	Series 2022-PJ4, Class A24, 3.000%, 9/25/2052(a),(b)	5,834,496
79,915,602	Series 2022-PJ5, Class A22, 2.500%, 10/25/2052(a),(b)	70,304,864
51,341,797	Series 2022-PJ6, Class A15, 2.500%, 1/25/2053(a),(b)	45,194,705
	J.P. Morgan Mortgage Trust
5,119,445	Series 2021-6, Class A4, 2.500%, 10/25/2051(a),(b)	4,575,767
11,003,325	Series 2021-7, Class A4, 2.500%, 11/25/2051(a),(b)	9,822,444
16,075,955	Series 2021-10, Class A4A, 2.000%, 12/25/2051(a),(b)	13,971,075
43,218,911	Series 2021-10, Class A4, 2.500%, 12/25/2051(a),(b)	38,416,296
11,725,269	Series 2021-8, Class A4, 2.500%, 12/25/2051(a),(b)	10,463,742
54,182,257	Series 2021-11, Class A4, 2.500%, 1/25/2052(a),(b)	48,274,907
60,549,729	Series 2021-13, Class A4, 2.500%, 4/25/2052(a),(b)	54,032,192
3,375,526	Series 2021-15, Class A4, 2.500%, 6/25/2052(a),(b)	2,994,951
3,146,790	Series 2022-3, Class A4A, 2.500%, 8/25/2052(a),(b)	2,782,072
5,668,274	Series 2022-4, Class A4, 3.000%, 10/25/2052(a),(b)	5,129,933
29,025,142	Series 2024-3, Class A4, 3.000%, 5/25/2054(a),(b)	26,226,416
27,795,000	Series 2025-1, Class A4, 3.700%, 1/25/2063(a),(b)	25,998,323
	Pretium Mortgage Credit Partners LLC
7,544,599	Series 2024-RPL1, Class A1, 3.900%, 10/25/2063(a),(b)	7,176,423
	Sequoia Mortgage Trust
49,850,363	Series 2025-S1, Class A4, 2.500%, 9/25/2054(a),(b)	43,701,515
	Towd Point Mortgage Trust
6,747,716	Series 2020-4, Class A1, 1.750%, 10/25/2060(a)	6,107,866

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal
Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued) NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION (Continued)
$18,805,027	Series 2023-1, Class A1, 3.750%, 1/25/2063(a)	$18,092,301
		606,075,327
	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
	(Cost $2,654,867,447)	2,713,391,432
	U.S. TREASURY NOTES & BONDS — 13.7%
	U.S. Treasury Note
115,968,000	3.500%, 9/30/2029	114,786,309
9,627,000	4.125%, 10/31/2029	9,764,506
185,860,000	4.125%, 11/30/2029	188,575,805
663,863,000	4.375%, 12/31/2029	680,249,861
119,583,000	4.250%, 1/31/2030	121,937,721
17,387,000	4.000%, 2/28/2030	17,555,452
106,471,000	4.625%, 9/30/2030	110,448,043
	TOTAL U.S. TREASURY NOTES & BONDS
	(Cost $1,208,237,823)	1,243,317,697
	TOTAL BONDS & DEBENTURES
	(Cost $8,348,429,768)	8,494,732,819

Number of Shares
	COMMON STOCKS — 1.6%
	METALS & MINING — 0.5%
39,831,957	AIPCF VIII A-BL Aggregator Cayman LP (c),(k)	49,921,392
	REAL ESTATE SERVICES — 0.1%
520,208	Copper Property CTL Pass Through Trust(e)	6,445,377
	TRANSPORTATION & LOGISTICS — 1.0%
3,806,420	PHI Group, Inc.(c),(d),(e),(k)	93,257,290
	TOTAL COMMON STOCKS
	(Cost $125,160,428)	149,624,059
	SHORT-TERM INVESTMENTS — 4.8%
	MONEY MARKET INVESTMENTS — 0.5%
39,889,117	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.16%(l)	39,889,117

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal
Amount		Value
	TREASURY BILLS — 4.3%
$394,953,000	U.S. Treasury Bill, 4.22%, 7/3/2025(m)	$394,863,665
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $434,752,782)	434,752,782

	TOTAL INVESTMENTS — 99.7%
	(Cost $8,908,342,978)	9,079,109,660
	Other Assets in Excess of Liabilities — 0.3%	26,646,857
	TOTAL NET ASSETS — 100.0%	$9,105,756,517

BDC – Business Development Company

IO – Interest Only

LLC – Limited Liability Company

LP – Limited Partnership

US – United States

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,836,955,009, which represents 31.16% of Net Assets.
(b)	Variable or floating rate security.
(c)	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
(d)	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 2.76% of Net Assets. The total value of these securities is $251,034,567.
(e)	Restricted securities. These restricted securities, most of which are considered liquid by the Adviser, are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund's Board of Trustees. The total value of these securities is $250,630,717, which represents 2.75% of Net Assets.
(f)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
(g)	Security is in default.
(h)	As of June 30, 2025, the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied.
(i)	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
(j)	All or a portion of the loan is unfunded.
(k)	Affiliated company.
(l)	The rate is the annualized seven-day yield at period end.
(m)	Treasury bill discount rate.

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025

Restricted Security	Initial Acquisition Date	Cost	Fair Value	Fair Value as a % of Net Assets
Apollo Debt Solution BDC Senior Notes, 8.620%, 9/28/2028	8/10/2023	$26,023,000	$26,023,000	0.29%
Capstone Acquisition Holdings, Inc. Term Loan, 8.927% (1-Month Term SOFR+460 basis points), 11/12/2029	11/12/2020	19,109,255	19,324,130	0.21%
Copper Property CTL Pass Through Trust	10/5/2017	25,752,396	6,445,377	0.07%
Heartland Dental LLC/Heartland Dental Finance Corp., 10.500% (1-Month Term SOFR+500 basis points), 4/30/2028	5/5/2023	40,494,600	43,072,165	0.47%
Hlend Senior Notes, 8.170%, 3/15/2028	2/16/2023	42,500,000	42,500,000	0.47%
JC Penney Corp., Inc., 5.568% (3-Month USD Libor+425 basis points), 6/23/2027	2/3/2021	-	2,670	0.00%
Lealand Finance Company B.V. Senior Exit LC, 5.250%, 6/30/2027	2/28/2020	(13,627)	(1,467,547)	-0.02%
McDermott Technology Americas, Inc., 8.441%, (1-Month Term SOFR+400 basis points), 12/31/2027	3/25/2024	183,850	154,808	0.00%
OCREDIT BDC Senior Notes, 7.770%, 3/07/2029	2/22/2024	12,891,000	12,891,000	0.14%
PHI Group, Inc.	8/19/2019	31,131,405	93,257,290	1.03%
Prop 2017-1A, 5.300%, 3/15/2042	2/9/2017	9,307,762	8,427,824	0.09%
		$207,379,641	$250,630,717	2.75%

FPA New Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Affiliated Security	Shares Held as of September 30, 2024	Beginning Value as of September 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales Affiliated Investment	Change in Unrealized Appreciation (Depreciation)	Transfer In (Out)	Ending Value as of June 30, 2025	Shares Held as of June 30, 2025	Dividend Income From Affiliated Investments
AIPCF VII A-BL Aggregator Cayman LP	39,831,957	$49,921,392	$-	$-	$-	-	$-	$49,921,392	39,831,957	$-
PHI Group, Inc.	3,806,420	76,128,400	-	-	-	17,128,890	-	93,257,290	3,806,420	3,806,420
Total		$126,049,792	$-	$-	$-	$17,128,890	$-	$143,178,682		$3,806,420